4. CONVERTIBLE NOTES PAYABLE (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2017	Mar. 31, 2016
Interest and debt expense	$ (55,912)	$ (36,565)	$ (306,495)	$ (115,308)	$ (304,330)	$ (573,782)
Amortization of deferred financing costs					27,641	144,683
Proceeds from convertible notes payable			0	577,460	577,460	0
Unamortized debt discount					774,011	27,641
Convertible notes payable balance					519,200	500,139
Loss on debt conversion	$ 0	$ 58,691	$ (376,909)	$ (558,198)	(558,198)	0
Convertible Debt [Member]
Interest and debt expense					81,102	52,778
Amortization of debt discounts					27,641	372,550
Amortization of deferred financing costs					192,798	144,683
Interest expense debt					301,541	570,011
Beneficial conversion feature						$ 287,647
November 2014 10% Convertible Notes
Notes converted into common stock, value					80,000
November 2014 10% Convertible Notes | Second Amendment [Member]
Debt face amount					$ 691,811
Number of securities that warrants may convert to					30,000
Stated interest rate					10.00%
Common stock purchase price					$ 5.00
Loss on debt conversion					$ (536,889)
Extension fee expense					80,000
November 2014 10% Convertible Notes | Second Amendment [Member] | Fair value of prior warrants [Member]
Loss on debt conversion					(287,676)
November 2014 10% Convertible Notes | Second Amendment [Member] | Beneficial conversion feature [Member]
Loss on debt conversion					(325,206)
November 2014 10% Convertible Notes | Second Amendment [Member] | Debt discount [Member]
Loss on debt conversion					$ 75,993
November 2014 10% Convertible Notes | Third Amendment [Member]
Debt maturity date					Jul. 01, 2018
Conversion price					$ 3.00
Beneficial conversion feature					$ 233,748
Loss on debt conversion					58,691
December 2016 10% Convertible Notes [Member]
Debt face amount					$ 680,400
Number of securities that warrants may convert to					127,575
Stated interest rate					10.00%
Debt maturity date					Jul. 01, 2018
Proceeds from convertible notes payable					$ 600,000
Conversion price					$ 4.00
Common stock purchase price					$ 4.50
Unamortized debt discount					$ 498,648
Legal fees					22,500
Bank fees					40
Convertible notes payable balance					181,752
December 2016 10% Convertible Notes [Member] | Fair Value of Warrants [Member]
Deferred finance costs					102,940
Unamortized debt discount					232,718
December 2016 10% Convertible Notes [Member] | Beneficial conversion feature [Member]
Unamortized debt discount					262,718
December 2016 10% Convertible Notes [Member] | Original Issue Discount [Member]
Unamortized debt discount					50,400
December 2016 10% Convertible Notes [Member] | Due Diligence Fee [Member]
Unamortized debt discount					$ 30,000